Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

24. Long-Term Debt

Long-term debt at December 31, 2012 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value
6.25% Notes	October 2019	600.0	—	600.0

Total debt		$600.0	$—	$600.0

Long-term debt at December 31, 2011 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value
2016 Notes issued October 2009	October 2016	472.1	(4.5)	467.6
2016 Notes issued August 2010	October 2016	152.4	(5.0)	147.4

Total debt		$624.5	$(9.5)	$615.0

6.25% Notes

In October 2012, we completed the offering and sale of $600.0 million in aggregate principal amount of the 6.25% Senior Fixed Rate Notes due 2019 (the 6.25% Notes), issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. Interest is paid in cash semi-annually.

At any time, or from time to time, prior to October 15, 2015, we may redeem the 6.25% Notes, in whole but not in part, at a price equal to 100% of their principal amount plus a make whole premium plus accrued and unpaid interest. We may redeem the 6.25% Notes, in whole or in part, beginning on October 15, 2015 at an initial redemption price of 104.688% of their principal amount plus accrued and unpaid interest. In addition, at any time, or from time to time, on or prior to October 15, 2015, we may redeem up to 35% of the 6.25% Notes using the proceeds of certain equity offerings at a redemption price of 106.25% of the principal, plus accrued and unpaid interest. For additional information, refer to Note 37.

2016 Notes issued October 2009 and August 2010

In October 2009, we completed the offering and sale of $625.0 million in aggregate principal amount of the 2016 Notes issued October 2009, issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. The 2016 Notes issued October 2009 bear interest at a rate of 8.75%. In August 2010, we completed the offering and sale of $200.0 million in aggregate principal amount of the 2016 Notes issued August 2010, issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. The 2016 Notes issued August 2010 bear interest at a rate of 8.75%.

On September 16, 2011, we issued an offer (the Asset Sale Offer) to purchase up to $721.2 million in aggregate principal amount of the Senior Notes consisting of the 2013 Fixed Rate Notes, the 2013 Floating Rate Notes, the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, in accordance with the terms of the indenture governing these notes, at a purchase price of 100% of the aggregate principal amount thereof, plus accrued and unpaid interest to the date of payment. The Asset Sale Offer expired on October 14, 2011 and holders of $0.5 million of the 2016 Notes issued October 2009 tendered their notes. On October 20, 2011, we repurchased $152.4 million and $47.6 million in aggregate principal amounts of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, respectively in a separate private transaction.

In September 2012, we announced a cash tender offer (the Tender Offer) for the outstanding 2016 Notes issued October 2009 and the outstanding 2016 Notes issued August 2010. The total consideration for the Tender Offer was $1,053.34 per $1,000 of principal amount, plus accrued and unpaid interest to the date of payment. An additional consent payment of $40 per $1,000 principal amount was paid to holders of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010 who tendered their notes on or before October 5, 2012. The Tender Offer expired on October 22, 2012 and holders of $439.5 million and the $141.3 million in aggregate principal amounts of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, respectively, tendered their notes. In October 2012, we also announced the election to redeem all of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010 not purchased in the Tender Offer. Pursuant to this redemption, $32.6 million and $11.1 million of the outstanding aggregate principal amounts of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, respectively, were redeemed at a redemption price of 108.75% of the aggregate principal amount thereof, plus accrued but unpaid interest thereon to the date of payment.

Covenants

The agreement governing our outstanding long-term indebtedness contains various restrictive covenants that limit our financial and operating flexibility. The covenants do not require us to maintain or adhere to any specific financial ratios, however, they do restrict within certain limits our ability to, among other things:

•	Incur additional debt;

•	Create liens;

•	Enter into certain transactions with affiliates, except on an arm’s-length basis;

•	Enter into certain types of investment transactions;

•	Engage in certain asset sales or sale and leaseback transactions;

•	Pay dividends; and

•	Consolidate, merge with, or sell all or substantially all of its assets to another entity.

The breach of any of these covenants may result in a default under the agreement, which could result in the indebtedness under the agreement becoming immediately due and payable and may result in a default under our other indebtedness subject to cross acceleration provisions.